Satellites and Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Satellites and Other Property and Equipment, Net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2012	As of December 31, 2013
Satellites and launch vehicles	$8,700,926	$8,628,596
Information systems and ground segment	524,285	559,250
Buildings and other	195,672	203,839

Total cost	9,420,883	9,391,685
Less: accumulated depreciation	(3,065,691)	(3,586,145)

Total	$6,355,192	$5,805,540